Unaudited Condensed Consolidated Statement of Cash flows € in Thousands, $ in Millions		6 Months Ended
		Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Cash flows from operating activities
Result after taxation		€ (13,026)	€ (39,324)	[1]
Adjustments for:
Changes in fair value derivative	[1]		10,667
Unrealized foreign exchange results		(3,648)	12,357	[1]
Depreciation and amortization		218	147	[1]
Share-based payment expenses		4,554	7,880	[1]
Net finance (income) expenses		(531)	(593)	[1]
Cash flows from (used in) operations before changes in working capital		(12,433)	(8,866)	[1]
Changes in working capital:
Taxes and social security assets	[1]		(2,024)
Trade and other receivables		(959)	(1,946)	[1]
Other assets		(38)
Trade payables		2,307	1,673	[1]
Other liabilities and accruals		2,233	1,784	[1]
Deferred revenue		(5,796)	(6,899)	[1]
Taxes and social security liabilities		(143)	719	[1]
Cash used in operations		(14,829)	(15,559)	[1]
Interest paid		(1)	(5)	[1]
Taxes paid		(302)	(12)	[1]
Net cash used in operating activities		(15,132)	(15,576)	[1]
Cash flow from investing activities
Purchases of investments		(29,560)
Proceeds from investment maturities		18,931
Purchase of intellectual property		(100)
Acquisition of property, plant and equipment		(624)	(525)	[1]
Interest received		602	496	[1]
Net cash used in investing activities		(10,751)	(29)	[1]
Cash flow from financing activities
Proceeds from issuing shares, net of issuance costs		44,731	74,431	[1]
Proceeds from stock option exercises	[1]		227
Proceeds from collaboration and license agreement	[1]		111,993
Repayment of borrowings	[1]		(486)
Increase in restricted cash	[1]		167
Net cash from financing activities		44,731	186,332	[1]
Net increase in cash and cash equivalents		18,848	170,727	[1]
Effects of exchange rate changes on cash and cash equivalents		1,801	(11,856)	[1]
Cash and cash equivalents as at beginning of period	[1]	149,678	56,917
Cash and cash equivalents as at end of period		170,327	€ 215,788	[1]
Changes in accrued capital expenditures		€ 271

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.